Cover	Feb. 09, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity File Number	001-39228
Entity Registrant Name	MultiPlan Corporation
Entity Central Index Key	0001793229
Entity Tax Identification Number	84-3536151
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	115 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	780-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A Common Stock, $0.0001 par value per share
Trading Symbol	MPLN
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MPLN.W
Security Exchange Name	NYSE